RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Apr. 30, 2022	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Fnancial assets receivable, allowance for credit losses (reversal of credit loss)	¥ 1,250	¥ 7,207
Right-of-use assets	52,759	49,659		$ 7,228
Lease liabilities	51,677	47,958		$ 7,080
Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties	120,003	13,906	¥ 56,416
Shanghai Jiayin Finance Services Co., Ltd
Related Party Transaction [Line Items]
Lease period					12 months
GAYANG (Hong Kong) Co., Limited
Related Party Transaction [Line Items]
Non-interest bearing loan collected		¥ 17,302	1,408			¥ 11,471
Non-interest bearing loan			9,193			20,664
Interest bearing loan			¥ 17,243			¥ 10,642
Fixed annual interest rate			8.00%			8.00%
Accrued interest			¥ 638			¥ 171
GAYANG (Hong Kong) Co., Limited | Loans To Related Parties
Related Party Transaction [Line Items]
Loans to related parties			¥ 17,243
Sunshinewoods Holdings Limited
Related Party Transaction [Line Items]
Interest bearing loan	¥ 27,335
Fixed annual interest rate	8.00%			8.00%